Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Business Description [Abstract]
Schedule of Company’s Subsidiaries

As of December 31, 2025, the Company’s subsidiaries are as follows:

			Percentage of
			direct/indirect
	Date of	Jurisdiction of	Economic
Subsidiaries	Incorporation	Formation	Ownership
Yu He Chuang Co., Ltd (“YHC HK”)	April 1, 2025	Hong Kong	100.00%
Chuang Yu He (Shanghai) Industrial Co., Ltd. (“CYH Shanghai”)	June 12, 2025	Shanghai	100.00%
Hangzhou Zhihuichong Technology Co., Ltd. (“Hangzhou ZHC”)	November 20, 2025	Zhejiang	90.00%
Jiaxing Xuchen Technology Co., Ltd. (“Jiaxing XC”)	September 9, 2025	Zhejiang	100.00%